Business Combination, Acquisition Of NVG - Consideration transferred (Details) - Nautical Ventures Group Inc.	Jun. 20, 2025 USD ($)
Disclosure of detailed information about business combination [line items]
Share Consideration	$ 1,498,086
Total consideration	10,880,631
Initial Convertible Note
Disclosure of detailed information about business combination [line items]
Liabilities incurred	5,601,934
Subsequent Convertible Note
Disclosure of detailed information about business combination [line items]
Liabilities incurred	1,235,598
Real Estate Note
Disclosure of detailed information about business combination [line items]
Liabilities incurred	$ 2,545,013